Other Income - Summary of Other income (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of other income [Abstract]
Rental income	$ 48,264	$ 35,848	$ 17,326
Grant income	22,727	21,327	12,480
Dividend income	6,592	9,816	4,690
Other non-operating income (expenses), net	$ 77,583	$ 66,991	$ 34,496